SHARE REPURCHASE	12 Months Ended
Dec. 31, 2014
SHARE REPURCHASE [Abstract]
STOCK REPURCHASE
20.	SHARE REPURCHASE

On September 30, 2011, the Board of Directors authorized to purchase the ADSs on the open market (the "2011 Purchase Plan"). The number of ADSs to be purchased under the 2011 Purchase Plan shall not exceed 5,000,000 ADSs. The aggregate value of ADSs to be purchased under the 2011 Purchase Plan shall not exceed $15,000,000. During 2011, the Company repurchased 607,478 ADSs for a total consideration of $2,748,579. 500,000 ADSs repurchased by the Company were cancelled during 2011, and the remaining ADSs were cancelled in March 2012. During 2012, the Company repurchased 1,746,059 ADSs for a total consideration of $12,518,624. All such ADSs repurchased by the Company were cancelled during 2012.

On October 26, 2012, the Board of Directors authorized to purchase the ADSs on the open market (the "2012 Purchase Plan"). The aggregate value of ADSs to be purchased under the 2012 Purchase Plan shall not exceed $20,000,000, and the number of ADSs to be purchased shall not exceed 5,000,000 ADSs. During 2012, the Company repurchased 362,807 ADSs for a total consideration of $2,071,731. During 2013, the Company repurchased 1,592,558 ADSs for a total consideration of $10,123,821. All such ADSs repurchased by the Company in 2012 and 2013 under the 2012 Purchase Plan were cancelled during 2013. During 2014, there were no share repurchases.